UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/Michael Kostolansky       Greenwich, CT           May 12, 2011
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $32,606 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other   Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs    Sole    Shared None
AMERICAN EQTY INVT LIFE HLD    NOTE 5.250%12/0      025676AE7    2,179    2,000,000 PRN      DEFINED       2,000,000
BOISE INC                      *W EXP 06/18/201     09746Y113      595      350,000 SH       DEFINED         350,000
CEPHALON INC                   NOTE 2.0000% 6/0     156708AP4    4,997    1,000,000 PRN      DEFINED       1,000,000
CITIGROUP INC                  *W EXP 01/04/201     172967226      205      225,000 SH       DEFINED         225,000
EARTHLINK INC                  FRNT 3.250%11/1      270321AA0    1,605    1,500,000 PRN      DEFINED       1,500,000
HECKMANN CORP                  *W EXP 11/09/201     422680116      252      268,600 SH       DEFINED         268,600
HOLOGIC INC                    COM                  436440101    1,314       59,200 SH       DEFINED          59,200
INTEL CORP                     COM                  458140100    1,269       62,900 SH       DEFINED          62,900
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1      595017AB0    4,097    3,000,000 PRN      DEFINED       3,000,000
TECH DATA CORP                 DBCV 2.750%12/1      878237AE6    2,163    2,000,000 PRN      DEFINED       2,000,000
UNITED RENTALS INC             NOTE 4.000%11/1      911363AL3   13,930    4,500,000 PRN      DEFINED       4,500,000
TOTAL                                                           32,606